UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-07434

                                                     The Stratton Funds, Inc.

(Exact name of registrant as specified in charter)

150 South Warner Road, Suite 460

                                     King of Prussia, PA 19406-2826

(Address of principal executive offices) (Zip code)

Michelle Whalen, Assistant Vice President

The Stratton Funds, Inc.

150 South Warner Road, Suite 460

                                     King of Prussia, PA 19406-2826

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-941-0888

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

SCHEDULE OF INVESTMENTS September 30, 2015 (unaudited)

Stratton Small Cap Value Fund

	Number of Shares	Market Value (Note A)
COMMON STOCKS – 97.0%
Consumer Discretionary – 12.7%
Bloomin’ Brands, Inc.	898,900	$16,342,002
Brinker International. Inc.	411,900	21,694,773
Cabela’s, Inc.†	307,189	14,007,818
Cooper Tire & Rubber Co.	470,200	18,577,602
Jarden Corp.†	684,600	33,463,248
Starz Class A†	576,300	21,519,042
Thor Industries, Inc.	324,600	16,814,280

		142,418,765

Consumer Staples – 4.3%
Casey’s General Stores, Inc.	317,800	32,707,976
Dean Foods Co.	957,850	15,823,682

		48,531,658

Energy – 1.7%
Cabot Oil & Gas Corp.	400,700	8,759,302
Carrizo Oil & Gas, Inc.†	350,150	10,693,581

		19,452,883

Financial Services – 34.8%
Affiliated Managers Group, Inc.†	115,700	19,783,543
American Campus Communities, Inc. REIT	414,900	15,035,976
Cardtronics, Inc.†	350,375	11,457,263
Community Bank System, Inc.	471,850	17,538,665
First Midwest Bancorp, Inc.	871,650	15,288,741
Glacier Bancorp, Inc.	611,600	16,140,124
Hanover Insurance Group, Inc.	215,000	16,705,500
Highwoods Properties, Inc. REIT	406,564	15,754,355
IBERIABANK Corp.	264,350	15,387,813
MB Financial, Inc.	523,950	17,101,728
Medical Properties Trust, Inc. REIT	1,268,750	14,032,375
Northwest Bancshares, Inc.	1,021,721	13,282,373
Ryman Hospitality Properties, Inc. REIT	377,600	18,589,248
Selective Insurance Group, Inc.	558,250	17,339,245
Signature Bank†	216,700	29,809,252
SL Green Realty Corp. REIT	173,300	18,744,128
SVB Financial Group†	220,400	25,465,016
Talmer Bancorp, Inc. Class A	1,000,000	16,650,000
Umpqua Holdings Corp.	959,391	15,638,073
United Bankshares, Inc.	508,750	19,327,413
Webster Financial Corp.	611,200	21,777,056
Wintrust Financial Corp.	378,500	20,223,255

		391,071,142

	Number of Shares	Market Value (Note A)
Health Care – 6.3%
PAREXEL International Corp.†	574,250	$35,557,560
West Pharmaceutical Services, Inc.	645,500	34,934,460

		70,492,020

Materials & Processing – 6.8%
Belden, Inc.	428,400	20,001,996
Compass Minerals International, Inc.	126,500	9,913,805
PolyOne Corp.	803,000	23,560,020
Silgan Holdings, Inc.	434,800	22,626,992

		76,102,813

Producer Durables – 12.3%
Crane Co.	314,900	14,677,489
EnerSys	428,850	22,977,783
JetBlue Airways Corp.†	1,198,800	30,893,076
MasTec, Inc.†	710,850	11,252,755
Moog, Inc. Class A†	375,325	20,293,823
Oshkosh Corp.	340,900	12,384,897
Trinity Industries, Inc.	567,000	12,853,890
United Rentals, Inc.†	220,541	13,243,487

		138,577,200

Technology – 12.1%
Anixter International, Inc.†	267,800	15,473,484
CACI International, Inc. Class A†	206,800	15,296,996
NetScout Systems, Inc.†	615,150	21,757,856
ON Semiconductor Corp.†	1,614,850	15,179,590
PTC, Inc.†	619,950	19,677,213
Qorvo, Inc.†	368,150	16,585,157
Solera Holdings, Inc.	248,900	13,440,600
Take-Two Interactive Software, Inc.†	660,100	18,964,673

		136,375,569

Utilities – 6.0%
Avista Corp.	489,586	16,278,735
El Paso Electric Co.	419,631	15,450,813
Portland General Electric Co.	504,750	18,660,608
Southwest Gas Corp.	296,960	17,318,707

		67,708,863

Total Common Stocks (Cost $667,215,452)		1,090,730,913

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS September 30, 2015 (unaudited) (continued)

Stratton Small Cap Value Fund

	Principal Amount	Market Value (Note A)
SHORT-TERM INVESTMENTS – 3.0%
BNY Mellon Cash Reserve 0.01%, due 10/01/15	$33,181,609	$33,181,609

Total Short-Term Investments (Cost $33,181,609)		33,181,609

Total Investments — 100.0% (Cost $700,397,061*)		1,123,912,522

Other Assets Less Liabilities — 0.0%		397,408

NET ASSETS — 100.0%		$1,124,309,930

REIT – Real Estate Investment Trust

†	Non-income producing security
*	Aggregate cost is $700,397,061 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$434,108,698
Gross unrealized depreciation	(10,593,237)

Net unrealized appreciation	$423,515,461

See accompanying Notes to Schedule of Investments.

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2015 (unaudited)

Note A. Security Valuation – Securities listed or admitted to trading on any national securities exchange are valued at their last sale price on the exchange where the securities are principally traded or, if there has been no sale on that date, at the mean between the last reported bid and asked prices. Securities traded in the over-the-counter market are valued at the official closing price if carried in the National Market Issues section by NASDAQ; other over-the-counter securities are valued at the mean between the closing bid and asked prices obtained from a principal market maker. All other securities and assets, for which no quotations are readily available, are valued at their “fair value” as determined in good faith by the Advisor, subject to the oversight of the Boards of Directors of the Funds. Some of the more common reasons that may necessitate that a security be valued at “fair value” include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; or the security has not been traded for an extended period of time.

Note B. Fair Value Measurements – Various inputs are used in determining the fair value of investments which are as follows:

Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date

Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active

Level 3 - Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value each Fund’s investments as of September 30, 2015 is as follows:

	Mid Cap Value Fund	Real Estate Fund	Small Cap Value Fund
Level 1 - Quoted prices *	$64,924,312	$90,954,342	$1,123,912,522
Level 2 - Significant observable inputs	—	—	—
Level 3 - Significant unobservable inputs	—	—	—

Total Market Value of Investments	$64,924,312	$90,954,342	$1,123,912,522

*	The breakdown of each Fund’s investments into major categories is disclosed in its Schedule of Investments.

During the nine month period ended September 30, 2015, the Funds did not recognize any transfers to/from Level 1, 2 or 3.

Note C. Determination of Gains or Losses on Sales of Securities – Gains or losses on the sale of securities are calculated for accounting and tax purposes on the identified cost basis.

NOTES TO SCHEDULES OF INVESTMENTS (continued)

September 30, 2015 (unaudited)

Note D. Tax Disclosure – No provision for federal income taxes is required since the Funds intend to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of September 30, 2015.

As of December 31, 2014, Mid Cap Value Fund had pre-enactment net capital loss carryforwards for federal income tax purposes in the amount of $484,746, which is available to reduce future required distributions of net capital gains to shareholders. This amount is available through 2018. Real Estate Fund and Small Cap Value Fund did not have capital loss carryforwards for federal income tax purposes.

Any capital loss, as defined by the Internal Revenue Code, that is realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Mid Cap Value Fund had deferred short-term qualified late-year capital losses of $512,876 and the Small Cap Value Fund had deferred short-term qualified late-year capital losses of $470,227 and deferred long-term qualified late-year capital losses of $10,435,575 for the year ending December 31, 2014. The Real Estate Fund had no deferred qualified late-year losses for the year ending December 31, 2014.

For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filings at www.sec.gov.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Stratton Funds, Inc.

By (Signature and Title)*	/s/ Gerald M. Van Horn
Gerald M. Van Horn, Chief Executive Officer
(principal executive officer)

Date	November 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gerald M. Van Horn
Gerald M. Van Horn, Chief Executive Officer
(principal executive officer)

Date	November 30, 2015

By (Signature and Title)*	/s/ Lynne M. Cannon
Lynne M. Cannon, Chief Financial Officer
(principal financial officer)

Date	November 30, 2015

* Print the name and title of each signing officer under his or her signature.